                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2005

Check here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners, LLC
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick DeGraca
Title: Chief Financial Officer
Phone: 212-332-5195

Signature, Place, and Date of Signing:

        Pat DeGraca                   New York, NY                 7/27/05
---------------------------     -----------------------     --------------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name
     --------------------       ----
     28-
        ------------------      ----------------------------------

     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 13,327,174

Form 13F Information Table Value Total:    515,160
                                        ----------
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number    Name
     ---     --------------------    ----
             28-
     ----       -----------------    ----------------------------------

     [Repeat as necessary.]

                                                                                   PUT/  Investment   Other   Voting  Voting Voting
        SECURITY             Title of Class   CUSIP     Value      Shares   SH/PRN CALL  Discretion  Managers  Sole   Shared  None
        --------             -------------- --------- ---------- ---------- ------ ----  ----------  -------- ------  ------ -------
3M COMPANY USD COM               Common     88579Y101       2248      30800   SH            Sole                    0    0     30800
ABBOTT LABS USD COM              Common     002824100       4119      83950   SH            Sole                    0    0     83950
ALCOA INC USD COM                Common     013817101       1569      60000   SH            Sole                    0    0     60000
ALTRIA GROUP INC                 Common     02209S103        650      10000   SH            Sole                    0    0     10000
AMAZON.COM INC                   Common     023135106        698      21100   SH            Sole                21100    0         0
AMAZON.COM INC USD COM           Common     023135106       2124      64500   SH            Sole                    0    0     64500
AMERICAN INTL GROUP INC USD
 COM                             Common     026874107       2584      44100   SH            Sole                    0    0     44100
ANADARKO PETROLEUM CORP USD
 COM                             Common     032511107        389       4600   SH            Sole                    0    0      4600
AO TATNEFT REG S ADR             Common     03737P306       1467      39649   SH            Sole                39649    0         0
APACHE CORP COM                  Common     037411105       2374      35480   SH            Sole                    0    0     35480
BAKER HUGHES INC USD COM         Common     057224107       3132      60700   SH            Sole                    0    0     60700
BANCO BRADESCO-SPONS ADR         Common     059460303        767      21681   SH            Sole                21681    0         0
BANCO ITAU SA ADR                Common     059602201        350       3788   SH            Sole                 3788    0         0
BEAR STEARNS                     Common     073902108       1382      13300   SH            Sole                13300    0         0
BP PLC SPONS ADR REPR 6 ORDS     Common     055622104       2648      41858   SH            Sole                    0    0     41858
BURLINGTON RESOURCES INC USD
 COM                             Common     122014103       5703     100400   SH            Sole                    0    0    100400
CATERPILLAR STK                  Common     149123101       1664      17100   SH            Sole               -37400    0     54500
CENTEX STK                       Common     152312104        606       8577   SH            Sole                 8577    0         0
CHARLES SCHWAB CORP              Common     808513105       2555     226500   SH            Sole               226500    0         0
CHEVRONTEXACO CORP               Common     166764100       5204      93015   SH            Sole                90615    0      2400
CHUBB CORP USD COM               Common     171232101       2562      30000   SH            Sole                    0    0     30000
CISCO SYSTEMS INC USD COM        Common     17275R102       2849     150000   SH            Sole                    0    0    150000
CITIGROUP INC USD COM            Common     172967101       3080      66750   SH            Sole                    0    0     66750
CLEVELAND CLIFFS INC USD COM     Common     185896107       2249      39000   SH            Sole                    0    0     39000
CNA FINANCIAL CORP USD COM       Common     126117100        852      30000   SH            Sole                    0    0     30000
COCA COLA STK                    Common     191216100       1244      29500   SH            Sole                    0    0     29500
CONOCOPHILLIPS INC USD COM       Common     20825C104        692      11716   SH            Sole                    0    0     11716
CVRD CIA VALE DO RIO ADR         Common     204412209        731      24952   SH            Sole                24952    0         0
D.R. HORTON INC                  Common     23331A109        787      20922   SH            Sole                20922    0         0
DEERE & CO                       Common     244199105       1552      23250   SH            Sole               -25850    0     49100
DELL INC USD COM                 Common     24702R101        787      20000   SH            Sole                    0    0     20000
DEVON ENERGY CORP USD COM        Common     25179M103       1079      20500   SH            Sole                    0    0     20500
EBAY INC                         Common     278642103       4886     148300   SH            Sole                69300    0     79000
EMERSON ELECTRIC CO USD COM      Common     291011104        414       6600   SH            Sole                    0    0      6600
EXXON MOBIL CORPORATION          Common     30231G102      19278     334608   SH            Sole               275936    0     58672
FEDEX CORPORATION USD COM        Common     31428X106       1645      20000   SH            Sole                    0    0     20000
GENENTECH INC USD COM            Common     368710406       3416      42000   SH            Sole                    0    0     42000
GENERAL ELECTRIC CO USD COM      Common     369604103       4102     118150   SH            Sole                    0    0    118150
GOLDMAN SACHS GROUP INC          Common     38141G104       7978      78200   SH            Sole                78200    0         0
GOOGLE INC-CL A                  Common     38259P508       4215      14328   SH            Sole                14328    0         0
HALLIBURTON CO USD COM           Common     406216101       1732      36000   SH            Sole                    0    0     36000
HOVNANIAN ENTERPRISES - A        Common     442487203        268       4112   SH            Sole                 4112    0         0
IMPERIAL OIL LTD (CAD)           Common     453038408       1196      11726   SH            Sole                11726    0         0
INCO LTD CAD COM (USD)           Common     453258402       1520      40000   SH            Sole                    0    0     40000
INTEL CORP USD COM               Common     458140100       4062     155000   SH            Sole                    0    0    155000
INTERNATIONAL BUSINESS
 MACHINES CORP USD COM           Common     459200101       2838      38000   SH            Sole                    0    0     38000
ISHARES MSCI BRAZIL              Common     464286400       1780      71700   SH            Sole                71700    0         0
ISHARES MSCI TAIWAN INDEX        Common     464286731       5142     425000   SH            Sole               425000    0         0
JOHNSON & JOHNS STK              Common     478160104        501       7776   SH            Sole               -41444    0     49220
JP MORGAN CHASE & CO             Common     46625H100       8348     236780   SH            Sole               179300    0     57480
KB HOME                          Common     48666K109        489       6421   SH            Sole                 6421    0         0
KRAFT FOODS INC                  Common     50075N104        959      30000   SH            Sole                    0    0     30000

                                                                                   PUT/  Investment   Other   Voting  Voting Voting
        SECURITY             Title of Class   CUSIP     Value      Shares   SH/PRN CALL  Discretion  Managers  Sole   Shared  None
        --------             -------------- --------- ---------- ---------- ------ ----  ----------  -------- ------  ------ -------
LEHMAN BROTHERS HOLDINGS INC     Common     524908100       4726      47600   SH            Sole                47600    0         0
LENNAR CORP                      Common     526057104        651      10255   SH            Sole                10255    0         0
LOWE'S COMPANIES INC USD COM     Common     548661107        414       7200   SH            Sole                    0    0      7200
MARATHON OIL CORP.               Common     565849106        782      14661   SH            Sole                14661    0         0
MARSH  &  MCLENNAN COS INC
 USD C                           Common     571748102        276      10000   SH            Sole                    0    0     10000
MASSEY ENERGY CO USD COM         Common     576206106       2683      70000   SH            Sole                    0    0     70000
MERCK & CO STK                   Common     589331107       2498      80129   SH            Sole               -30721    0    110850
MERRILL LYNCH & CO               Common     590188108       9401     170900   SH            Sole               170900    0         0
MICROSOFT CORP USD COM           Common     594918104       3704     150000   SH            Sole                    0    0    150000
MOBILE TELESYSTEMS- SP ADR       Common     607409109       2094      62242   SH            Sole                62242    0         0
MORGAN STANLEY                   Common     617446448      12270     233400   SH            Sole               191400    0     42000
NASDAQ 100 SHARES                Common     631100104     244290    6640110   SH            Sole              6640110    0         0
NVR INC                          Common     62944T105        346        427   SH            Sole                  427    0         0
OCCIDENTAL PETROLEUM CORP        Common     674599105       1309      17012   SH            Sole                17012    0         0
PEPSICO INC USD COM              Common     713448108       2602      48600   SH            Sole                    0    0     48600
PETRO-CANADA (CAD)               Common     71644E102        690       8648   SH            Sole                 8648    0         0
PETROLEO BRASILEIRO
 S.A. -ADR                       Common     71654V408       1126      21604   SH            Sole                21604    0         0
PHELPS DODGE CORP USD COM        Common     717265102       1771      19000   SH            Sole                    0    0     19000
PROCTER  &  GAMBLE CO
 USD COM                         Common     742718109        254       4800   SH            Sole                    0    0      4800
PULTE HOMES INC                  Common     745867101        728       8639   SH            Sole                 8639    0         0
ROSTELECOM SP ADR                Common     778529107        562      46650   SH            Sole                46650    0         0
ROYAL DUTCH PETROLEUM
 NLG1.25 NY SHARES               Common     780257804       1980      30000   SH            Sole                    0    0     30000
RYLAND GROUP STK                 Common     783764103        239       3154   SH            Sole                 3154    0         0
SCHERING-PLOUGH CORP
 USD COM                         Common     806605101       1040      55000   SH            Sole                    0    0     55000
SCHLUMBERGER LTD CURACAO
 USD COM                         Common     806857108       2650      34600   SH            Sole                    0    0     34600
SEMICONDUCTOR HLDRS
 TR DEPOSITORY RECEIPTS          Common     816636203      51988    1544044   SH            Sole              1544044    0         0
SUNCOR ENERGY INC                Common     867229106        873      15064   SH            Sole                15064    0         0
TELEBRAS - SPONS ADR BLOCK       Common     879287308        375      12308   SH            Sole                12308    0         0
TELENORTE LESTE
 PARTICIP - ADR                  Common     879246106        279      16763   SH            Sole                16763    0         0
TEMPLE-INLAND INC USD COM        Common     879868107        559      15286   SH            Sole                    0    0     15286
TEXAS INSTRUMENTS INC
 USD COM                         Common     882508104       1261      45000   SH            Sole                    0    0     45000
TIME WARNER INC USD COM          Common     887317105       1558      93847   SH            Sole                    0    0     93847
TOLL BROTHERS STK                Common     889478103        527       5187   SH            Sole                 5187    0         0
TYCO INTERNATIONAL LTD
 USD COM                         Common     902124106        873      30000   SH            Sole                    0    0     30000
UNIBANCO - SPONSORED GDR         Common     90458E107        346       8967   SH            Sole                 8967    0         0
UNILEVER NV NEW YORK SHS         Common     904784709       1569      24200   SH            Sole                    0    0     24200
UNILEVER PLC SPONS ADR
 REPR 4 ORDS                     Common     904767704       1516      39000   SH            Sole                    0    0     39000
UNITED PARCEL SERVICE OF
 AMERICA INC CL-B USD COM        Common     911312106       2387      34500   SH            Sole                    0    0     34500
UNITED STATES STEEL CORP
 USD COM                         Common     912909108       1664      47800   SH            Sole                    0    0     47800
UNITED TECHNOLOGIES CORP
 USD COM                         Common     913017109       3351      65200   SH            Sole                    0    0     65200
UNITEDHEALTH GROUP INC
 USD COM                         Common     91324P102        845      16000   SH            Sole                    0    0     16000
UNOCAL CORP USD COM              Common     915289102       1646      25000   SH            Sole                    0    0     25000
VERIZON COMMUNICATIONS
 INC USD COM                     Common     92343V104        631      18270   SH            Sole                    0    0     18270
VIMPEL COMMUNICATIONS ADR        Common     68370R109       2056      60424   SH            Sole                60424    0         0
WELLPOINT INC                    Common     94973V107       3071      44000   SH            Sole                    0    0     44000
WIMM-BILL-DANN ADR               Common     97263M109        282      17135   SH            Sole                17135    0         0
WYETH                            Common     983024100        467      10459   SH            Sole               -18641    0     29100
YAHOO! INC                       Common     984332106       2484      71700   SH            Sole                71700    0         0
                                                         515,160 13,327,174